Goodwill - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,536	$ 16,156
Additions	432	82
Foreign currency translation adjustments and other	38	298
Ending balance	17,006	16,536
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,403	2,303
Additions	432	82
Foreign currency translation adjustments and other	3	18
Ending balance	2,838	2,403
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,973	13,693
Foreign currency translation adjustments and other	35	280
Ending balance	14,008	13,973
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Ending balance	$ 160	$ 160